Other Current Assets - Schedule of Other Current Assets (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Other Current Assets [Abstract]
Governmental institutions		₪ 135	₪ 225
Prepaid expenses		161	269
Proceeds from issuance of ADSs	[1]		1,076
Other		91	116
Other current assets		₪ 387	₪ 1,686

[1]	Relates to SEPA advance notice under the equity line, the amount was received in cash on January 2, 2025.